STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]
Balance at Jun. 27, 2011		$ 0	$ 36	$ (36)	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 27, 2011			36,000,000
Net Loss for period ending November 21, 2011		(21)	0	0	(21)	0	(21)
Shares issued with respect to reverse acquisition of OphthaliX Inc.		0	6	(6)	0	0
Shares issued with respect to reverse acquisition of OphthaliX Inc. (in shares)			5,540,431
Issuance of shares of Common Stock and warrants, net	[1]	4,661	5	4,656	0	0
Issuance of shares of Common Stock and warrants, net (in shares)	[1]		5,445,086
Unrealized loss from investment in Parent Company							(44)
Net loss for 2012		(1,380)	0	0	(1,380)	0	(1,380)
Net loss		(1,401)
Other comprehensive income (loss), net		(44)	0	0	0	(44)	(1,445)
Balance at Dec. 31, 2011		3,216	47	4,614	(1,401)	(44)
Balance (in shares) at Dec. 31, 2011			46,985,517
Stock based compensation		220	0	220	0	0
Unrealized loss from investment in Parent Company							(136)
Other Than Temporary Impairment Of Investments In Parent Company							180
Net loss		(1,863)	0	0	(1,863)	0	(1,863)
Other comprehensive income (loss), net		44	0	0	0	44	(1,819)
Balance at Dec. 31, 2012		1,617	47	4,834	(3,264)	0
Balance (in shares) at Dec. 31, 2012		17,873,054	46,985,517
Stock based compensation		30	0	30	0	0
Net loss		(742)	0	0	(742)	0
Other comprehensive income (loss), net		63	0	0	0	63
Balance at Mar. 31, 2013		$ 968	$ 47	$ 4,864	$ (4,006)	$ 63
Balance (in shares) at Mar. 31, 2013			46,985,517

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).